Trade and other payables (Details) - Schedule of trade and other payables - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables [Abstract]
Trade payables	£ 18,141	£ 29,224
Accruals and other creditors	25,192	25,279
Tax and social security payables	5,494	11,316
Contract liabilities	19,374	7,911
Deferred consideration		5,554
Total trade and other payables	68,201	79,284
Current	68,201	79,284
Non-current